Business segment information - Depreciation and amortisation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 27, 2026	Jun. 28, 2025
Sports Medicine & ENT
Disclosure of operating segments [line items]
Depreciation and amortisation	$ 55	$ 51
Advanced Wound Management
Disclosure of operating segments [line items]
Depreciation and amortisation	37	34
Orthopaedics
Disclosure of operating segments [line items]
Depreciation and amortisation	$ 115	$ 112